UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2012

	Shares/Par	Value
JNL/Mellon Capital Management Dow 10 Fund

COMMON STOCKS - 100.2%

CONSUMER STAPLES - 19.9%
Kraft Foods Inc. - Class A	1,237	$47,032
Procter & Gamble Co.	691	46,470
		93,502
ENERGY - 10.0%
Chevron Corp.	438	47,016

HEALTH CARE - 30.7%
Johnson & Johnson	722	47,630
Merck & Co. Inc.	1,246	47,830
Pfizer Inc.	2,136	48,401
		143,861
INDUSTRIALS - 10.1%
General Electric Co.	2,357	47,301

MATERIALS - 10.0%
E.I. du Pont de Nemours & Co.	886	46,860

TELECOMMUNICATION SERVICES - 19.5%
AT&T Inc. (d)	1,479	46,199
Verizon Communications Inc.	1,183	45,233
		91,432
Total Common Stocks (cost $436,344)		469,972

SHORT TERM INVESTMENTS - 0.1%
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	421	421
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	59	57
Total Short Term Investments (cost $480)		478
Total Investments - 100.3% (cost $436,824)		470,450
Other Assets and Liabilities, Net - (0.3%)		(1,349)
Total Net Assets - 100.0%		$469,101

JNL/Mellon Capital Management S&P 10 Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 80.1%
Bed Bath & Beyond Inc. (c)	402	$26,453
Home Depot Inc.	537	27,003
Limited Brands Inc.	548	26,288
Macy’s Inc.	667	26,516
Nike Inc. - Class B	248	26,842
Ross Stores Inc.	466	27,050
TJX Cos. Inc.	688	27,333
VF Corp.	181	26,405
		213,890
CONSUMER STAPLES - 19.9%
Estee Lauder Cos. Inc.	427	26,457
Whole Foods Market Inc.	319	26,510
		52,967
Total Common Stocks (cost $268,687)		266,857

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.05% (a) (b)	103	103

Securities Lending Collateral - 0.0%
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	6	5
		11
Total Short Term Investments (cost $109)		108
Total Investments - 100.0% (cost $268,796)		266,965
Other Assets and Liabilities, Net - (0.0%)		(73)
Total Net Assets - 100.0%		$266,892

JNL/Mellon Capital Management Global 15 Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 8.3%
Esprit Holdings Ltd.	2,520	$5,089
Ladbrokes Plc	11,841	30,312
		35,401
CONSUMER STAPLES - 6.9%
Kraft Foods Inc. - Class A	772	29,327

FINANCIALS - 36.9%
Bank of China Ltd.	66,651	26,906
China Construction Bank Corp.	35,171	27,146
Industrial & Commercial Bank of China	41,969	27,073
Man Group Plc	12,714	27,458
New World Development Ltd.	19,285	23,221
RSA Insurance Group Plc	14,902	24,939
		156,743
HEALTH CARE - 14.2%
Merck & Co. Inc.	777	29,819
Pfizer Inc.	1,352	30,640
		60,459
INDUSTRIALS - 12.6%
Cathay Pacific Airways Ltd.	14,045	26,028
General Electric Co.	1,372	27,542
		53,570
INFORMATION TECHNOLOGY - 6.2%
Logica Plc	16,583	26,422

TELECOMMUNICATION SERVICES - 13.7%
AT&T Inc. (d)	936	29,243
Vodafone Group Plc	10,472	28,886
		58,129
Total Common Stocks (cost $412,098)		420,051

INVESTMENT COMPANIES - 0.4%
iShares MSCI EAFE Index Fund	33	1,790
Total Investment Companies (cost $1,786)		1,790

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
SHORT TERM INVESTMENTS - 0.2%
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	813	813
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	81	79
Total Short Term Investments (cost $893)		892
Total Investments - 99.4% (cost $414,777)		422,733
Other Assets and Liabilities, Net - 0.6%		2,434
Total Net Assets - 100.0%		$425,167

JNL/Mellon Capital Management Nasdaq 25 Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 16.2%
Bed Bath & Beyond Inc. (c)	109	$7,137
Comcast Corp. - Class A	571	17,147
Dollar Tree Inc. (c)	54	5,121
Liberty Media Corp. (c)	256	4,880
News Corp. - Class A	767	15,099
O’Reilly Automotive Inc. (c)	58	5,329
		54,713
CONSUMER STAPLES - 6.6%
Costco Wholesale Corp.	174	15,800
Whole Foods Market Inc.	80	6,624
		22,424
HEALTH CARE - 8.9%
Biogen Idec Inc. (c)	108	13,619
Gilead Sciences Inc. (c)	335	16,341
		29,960
INFORMATION TECHNOLOGY - 68.2%
Apple Inc. (c)	57	34,117
Check Point Software Technologies Ltd. (c)	94	5,991
Cisco Systems Inc.	1,277	27,007
eBay Inc. (c)	453	16,719
Fiserv Inc. (c)	70	4,889
Google Inc. - Class A (c)	36	22,863
Intel Corp.	952	26,754
Intuit Inc.	132	7,934
KLA-Tencor Corp.	86	4,691
Maxim Integrated Products Inc.	160	4,562
Microchip Technology Inc. (d)	114	4,245
Microsoft Corp.	888	28,644
Paychex Inc.	165	5,103
QUALCOMM Inc.	422	28,691
Yahoo! Inc. (c)	551	8,383
		230,593
Total Common Stocks (cost $285,917)		337,690

SHORT TERM INVESTMENTS - 1.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.05% (a) (b)	426	426

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	3,761	3,761
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	90	87
		3,848
Total Short Term Investments (cost $4,277)		4,274
Total Investments - 101.2% (cost $290,194)		341,964
Other Assets and Liabilities, Net - (1.2%)		(3,988)
Total Net Assets - 100.0%		$337,976

JNL/Mellon Capital Management Value Line 30 Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 18.8%
Advance Auto Parts Inc.	190	$16,846
Genesco Inc. (c)	143	10,261
Kohl’s Corp.	689	34,458
Macy’s Inc.	1,094	43,463
Mattel Inc. (d)	927	31,202
PetSmart Inc.	293	16,767
		152,997
CONSUMER STAPLES - 2.3%
Casey’s General Stores Inc.	169	9,347
Smithfield Foods Inc. (c)	425	9,363
		18,710
ENERGY - 9.0%
Alliance Resource Partners LP	114	6,837
Chevron Corp.	615	66,002
		72,839
HEALTH CARE - 21.9%
Abbott Laboratories	1,169	71,663
Humana Inc.	433	40,064
Merck & Co. Inc.	1,737	66,700
		178,427
INDUSTRIALS - 12.2%
Alaska Air Group Inc. (c)	241	8,639
Curtiss-Wright Corp.	248	9,164
Kirby Corp. (c)	147	9,671
Moog Inc. - Class A (c)	200	8,591
Norfolk Southern Corp.	657	43,275
Old Dominion Freight Line Inc. (c)	218	10,397
Triumph Group Inc.	150	9,416
		99,153
INFORMATION TECHNOLOGY - 7.1%
Jabil Circuit Inc.	549	13,797
NeuStar Inc. - Class A (c)	265	9,863
Seagate Technology	1,265	34,090
		57,750
MATERIALS - 17.8%
Barrick Gold Corp.	1,447	62,921
CF Industries Holdings Inc.	177	32,408
International Paper Co.	1,146	40,213
Schweitzer-Mauduit International Inc.	132	9,094
		144,636

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
TELECOMMUNICATION SERVICES - 7.5%
BCE Inc.	1,516	60,726

UTILITIES - 3.0%
American Water Works Co. Inc.	461	15,679
El Paso Electric Co.	261	8,493
		24,172
Total Common Stocks (cost $774,859)		809,410

SHORT TERM INVESTMENTS - 0.7%
Investment Company - 0.6%
JNL Money Market Fund, 0.05% (a) (b)	4,893	4,893

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	165	165
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	357	347
		512
Total Short Term Investments (cost $5,414)		5,405
Total Investments - 100.3% (cost $780,273)		814,815
Other Assets and Liabilities, Net - (0.3%)		(2,047)
Total Net Assets - 100.0%		$812,768

JNL/Mellon Capital Management Dow Dividend Fund

COMMON STOCKS - 99.4%

ENERGY - 3.8%
Chevron Corp.	122	$13,090

FINANCIALS - 17.1%
BB&T Corp.	516	16,191
First Niagara Financial Group Inc.	1,505	14,805
New York Community Bancorp Inc.	1,050	14,602
People’s United Financial Inc.	1,007	13,331
		58,929
HEALTH CARE - 3.9%
Pfizer Inc.	598	13,549

INDUSTRIALS - 23.9%
Avery Dennison Corp.	451	13,593
Eaton Corp.	298	14,863
General Electric Co.	725	14,551
Northrop Grumman Systems Corp.	222	13,564
Republic Services Inc.	471	14,404
RR Donnelley & Sons Co. (d)	897	11,113
		82,088
MATERIALS - 17.2%
Commercial Metals Co.	936	13,866
Eastman Chemical Co.	332	17,179
MeadWestvaco Corp.	434	13,697
Olin Corp.	661	14,373
		59,115
UTILITIES - 33.5%
American Electric Power Co. Inc.	313	12,087
CenterPoint Energy Inc.	644	12,703
DTE Energy Co.	238	13,077
Entergy Corp.	177	11,906
Integrys Energy Group Inc.	239	12,656
Northeast Utilities (d)	360	13,365
Pinnacle West Capital Corp.	269	12,866
PPL Corp.	440	12,431
Sempra Energy	236	14,157
		115,248
Total Common Stocks (cost $332,655)		342,019

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.4%
JNL Money Market Fund, 0.05% (a) (b)	1,433	1,433

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	10,830	10,830
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	410	399
		11,229
Total Short Term Investments (cost $12,672)		12,662
Total Investments - 103.1% (cost $345,327)		354,681
Other Assets and Liabilities, Net - (3.1%)		(10,693)
Total Net Assets - 100.0%		$343,988

JNL/Mellon Capital Management S&P 24 Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 11.9%
Apollo Group Inc. - Class A (c)	438	$16,911
AutoZone Inc. (c)	73	27,050
Ross Stores Inc.	497	28,900
		72,861
CONSUMER STAPLES - 12.6%
Hershey Co.	383	23,475
Lorillard Inc.	207	26,854
Philip Morris International Inc.	300	26,609
		76,938
ENERGY - 11.7%
Chevron Corp.	222	23,755
ConocoPhillips	323	24,583
FMC Technologies Inc. (c)	453	22,830
		71,168
FINANCIALS - 12.3%
Chubb Corp.	342	23,610
Marsh & McLennan Cos. Inc.	745	24,441
Torchmark Corp.	545	27,164
		75,215
HEALTH CARE - 13.2%
Amgen Inc.	368	25,038
Forest Laboratories Inc. (c)	781	27,105
Gilead Sciences Inc. (c)	577	28,198
		80,341
INDUSTRIALS - 12.6%
Cintas Corp.	677	26,484
General Dynamics Corp.	356	26,126

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Rockwell Collins Inc.	427	24,581
		77,191
INFORMATION TECHNOLOGY - 13.5%
Intel Corp.	975	27,407
MasterCard Inc. - Class A	63	26,670
Novellus Systems Inc. (c)	573	28,578
		82,655
UTILITIES - 11.8%
Dominion Resources Inc.	444	22,741
Sempra Energy	429	25,694
Wisconsin Energy Corp.	674	23,719
		72,154
Total Common Stocks (cost $553,636)		608,523

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.05% (a) (b)	2,249	2,249
Total Short Term Investments (cost $2,249)		2,249
Total Investments - 100.0% (cost $555,885)		610,772
Other Assets and Liabilities, Net - 0.0%		269
Total Net Assets - 100.0%		$611,041

JNL/Mellon Capital Management 25 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 12.3%
Carnival Corp.	810	$25,973
Darden Restaurants Inc.	564	28,829
Genuine Parts Co.	420	26,378
		81,180
CONSUMER STAPLES - 12.5%
Flowers Foods Inc.	107	2,180
General Mills Inc.	704	27,791
Kellogg Co.	482	25,828
PepsiCo Inc.	402	26,665
		82,464
ENERGY - 15.9%
ConocoPhillips	338	25,666
Kinder Morgan Inc. (d)	669	25,868
RPC Inc.	2,525	26,795
Williams Cos. Inc.	856	26,375
		104,704
HEALTH CARE - 4.0%
Abbott Laboratories	428	26,216

INDUSTRIALS - 24.2%
Corrections Corp. of America (c)	999	27,274
Eaton Corp.	524	26,114
Emerson Electric Co.	504	26,324
Exelis Inc.	2,106	26,362
GATX Corp.	69	2,796
Northrop Grumman Systems Corp.	376	22,955
Watsco Inc.	374	27,699
		159,524
INFORMATION TECHNOLOGY - 4.3%
Analog Devices Inc.	647	26,146
Diebold Inc. (d)	62	2,382
		28,528
MATERIALS - 26.3%
Bemis Co. Inc.	797	25,745
Freeport-McMoRan Copper & Gold Inc.	671	25,540
Grief Inc. - Class A	274	15,296
MeadWestvaco Corp.	839	26,516
Nucor Corp.	552	23,719
Packaging Corp. of America	926	27,408
RPM International Inc. (d)	1,024	26,829
Sonoco Products Co.	62	2,067
		173,120
Total Common Stocks (cost $642,904)		655,736

INVESTMENT COMPANIES - 0.3%
SPDR S&P 500 ETF Trust (d)	15	2,166
Total Investment Companies (cost $2,157)		2,166

SHORT TERM INVESTMENTS - 2.8%
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	18,358	18,358
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	110	107
Total Short Term Investments (cost $18,468)		18,465
Total Investments - 102.6% (cost $663,529)		676,367
Other Assets and Liabilities, Net - (2.6%)		(17,259)
Total Net Assets - 100.0%		$659,108

JNL/Mellon Capital Management Select Small-Cap Fund

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 24.9%
BJ’s Restaurants Inc. (c)	63	$3,185
Body Central Corp. (c)	35	1,020
Bridgepoint Education Inc. (c)	115	2,835
Buffalo Wild Wings Inc. (c)	40	3,672
Coinstar Inc. (c) (d)	72	4,595
DSW Inc.	71	3,866
Finish Line	112	2,372
Group 1 Automotive Inc.	50	2,806
Helen of Troy Ltd. (c)	69	2,363
Hibbett Sports Inc. (c)	58	3,176
Knology Inc. (c)	83	1,514
Men’s Wearhouse Inc.	113	4,379
Monro Muffler Brake Inc.	70	2,907
Papa John’s International Inc. (c)	53	2,005
Peets Coffee & Tea Inc. (c)	29	2,140
Pep Boys-Manny Moe & Jack	116	1,726
Pool Corp.	105	3,915
Red Robin Gourmet Burgers Inc. (c)	32	1,186
Scholastic Corp.	65	2,279
Shuffle Master Inc. (c)	125	2,199
Sonic Automotive Inc.	89	1,595

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Standard Motor Products Inc.	50	882
Steven Madden Ltd. (c)	95	4,081
Vitamin Shoppe Inc. (c)	66	2,930
Zumiez Inc. (c)	69	2,474
		66,102
CONSUMER STAPLES - 8.8%
Cal-Maine Foods Inc.	47	1,802
Casey’s General Stores Inc.	84	4,653
Darling International Inc. (c)	268	4,664
Elizabeth Arden Inc. (c)	64	2,250
Hain Celestial Group Inc. (c)	98	4,280
Prestige Brands Holdings Inc. (c)	111	1,935
Snyders-Lance Inc.	149	3,862
		23,446
ENERGY - 1.5%
Approach Resources Inc. (c)	73	2,707
VAALCO Energy Inc. (c)	125	1,179
		3,886
FINANCIALS - 12.7%
AmTrust Financial Services Inc.	132	3,561
Bank of the Ozarks Inc.	76	2,374
Cardtronics Inc. (c)	99	2,608
Columbia Banking System Inc.	87	1,983
Main Street Capital Corp.	59	1,454
MarketAxess Holdings Inc.	79	2,954
Ocwen Financial Corp. (c)	287	4,478
RLI Corp.	47	3,344
Sovran Self Storage Inc.	64	3,176
Texas Capital Bancshares Inc. (c)	86	2,962
Umpqua Holdings Corp.	246	3,339
Virtus Investment Partners Inc. (c)	17	1,446
		33,679
HEALTH CARE - 8.2%
Acorda Therapeutics Inc. (c)	87	2,316
Air Methods Corp. (c)	28	2,417
Genomic Health Inc. (c)	66	2,015
Luminex Corp. (c)	92	2,143
Medicines Co. (c)	119	2,397
Molina Healthcare Inc. (c)	104	3,498
Neurocrine Biosciences Inc. (c)	145	1,155
Spectrum Pharmaceuticals Inc. (c)	130	1,641
Thoratec Corp. (c)	129	4,339
		21,921
INDUSTRIALS - 10.8%
Acacia Research Corp. (c)	109	4,564
Advisory Board Co. (c)	37	3,251
Allegiant Travel Co. (c)	42	2,284
Applied Industrial Technologies Inc.	92	3,804
Beacon Roofing Supply Inc. (c)	102	2,628
Forward Air Corp.	63	2,311
Generac Holdings Inc. (c)	150	3,671
Mistras Group Inc. (c)	61	1,456
RailAmerica Inc. (c)	111	2,383
RBC Bearings Inc. (c)	49	2,238
		28,590
INFORMATION TECHNOLOGY - 24.5%
ACI Worldwide Inc. (c)	86	3,473
Allot Communications Ltd. (c)	66	1,523
Blackbaud Inc.	99	3,287
Bottomline Technologies Inc. (c)	80	2,224
Cognex Corp.	94	3,989
DealerTrack Holdings Inc. (c)	92	2,792
ExlService Holdings Inc. (c)	69	1,891
EZchip Semiconductor Ltd. (c)	58	2,516
FARO Technologies Inc. (c)	37	2,148
FEI Co. (c)	88	4,302
Heartland Payment Systems Inc.	86	2,466
Infospace Inc. (c)	87	1,113
Insight Enterprises Inc. (c)	97	2,116
InterXion Holding NV (c)	145	2,609
Kulicke & Soffa Industries Inc. (c)	165	2,053
LivePerson Inc. (c)	121	2,025
LoopNet Inc. (c)	77	1,449
Mellanox Technologies Ltd. (c)	88	3,688
Monolithic Power Systems Inc. (c)	75	1,472
OSI Systems Inc. (c)	43	2,665
Synaptics Inc. (c)	72	2,644
SYNNEX Corp. (c)	82	3,112
Tyler Technologies Inc. (c)	66	2,534
Ultimate Software Group Inc. (c)	58	4,266
Volterra Semiconductor Corp. (c)	56	1,912
Xyratex Ltd.	60	957
		65,226
MATERIALS - 5.8%
Buckeye Technologies Inc.	87	2,940
Flotek Industries Inc. (c)	108	1,297
Glatfelter	93	1,473
HB Fuller Co.	110	3,600
KapStone Paper and Packaging Corp. (c)	105	2,060
Schweitzer-Mauduit International Inc.	35	2,420
TPC Group Inc. (c)	34	1,515
		15,305
TELECOMMUNICATION SERVICES - 1.4%
Cincinnati Bell Inc. (c)	432	1,737
Cogent Communications Group Inc. (c)	101	1,924
		3,661
Total Common Stocks (cost $248,766)		261,816

INVESTMENT COMPANIES - 1.4%
iShares Russell 2000 Index Fund (d)	45	3,766
Total Investment Companies (cost $3,797)		3,766

SHORT TERM INVESTMENTS - 4.9%
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	12,132	12,132
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	845	824
Total Short Term Investments (cost $12,978)		12,956
Total Investments - 104.9% (cost $265,541)		278,538
Other Assets and Liabilities, Net - (4.9%)		(12,993)
Total Net Assets - 100.0%		$265,545

JNL/Mellon Capital Management JNL 5 Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.7%
American Public Education Inc. (c) (d)	98	$3,719
Autoliv Inc. (d)	437	29,282
BJ’s Restaurants Inc. (c)	155	7,806

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Bridgepoint Education Inc. (c) (d)	287	7,106
Buffalo Wild Wings Inc. (c)	103	9,313
CBS Corp.	2,151	72,944
Genesco Inc. (c)	135	9,659
Hibbett Sports Inc. (c)	147	7,995
iRobot Corp. (c) (d)	149	4,055
Jos. A. Bank Clothiers Inc. (c) (d)	154	7,773
Ladbrokes Plc	19,284	49,365
Limited Brands Inc.	1,447	69,450
Lithia Motors Inc.	121	3,183
Men’s Wearhouse Inc.	286	11,069
Papa John’s International Inc. (c)	134	5,035
Peets Coffee & Tea Inc. (c) (d)	71	5,256
Pier 1 Imports Inc. (c)	613	11,148
Red Robin Gourmet Burgers Inc. (c)	80	2,990
Sinclair Broadcast Group Inc.	285	3,156
Standard Motor Products Inc.	124	2,202
Steven Madden Ltd. (c)	239	10,201
TJX Cos. Inc.	1,809	71,832
True Religion Apparel Inc. (c)	143	3,919
Vitamin Shoppe Inc. (c)	163	7,222
		415,680
CONSUMER STAPLES - 11.6%
Andersons Inc.	103	5,036
Boston Beer Co. Inc. - Class A (c) (d)	49	5,205
Campbell Soup Co. (d)	704	23,814
Dr. Pepper Snapple Group Inc.	594	23,904
Elizabeth Arden Inc. (c)	162	5,675
Flowers Foods Inc.	1,234	25,147
Hain Celestial Group Inc. (c)	245	10,727
Kellogg Co.	461	24,702
Kraft Foods Inc. - Class A	2,608	99,145
PepsiCo Inc.	354	23,468
Procter & Gamble Co.	876	58,888
Susser Holdings Corp. (c)	113	2,888
Whole Foods Market Inc.	839	69,812
		378,411
ENERGY - 2.8%
Approach Resources Inc. (c) (d)	182	6,707
GeoResources Inc. (c)	140	4,593
Gulfport Energy Corp. (c)	306	8,914
Newpark Resources Inc. (c)	503	4,121
Williams Cos. Inc.	1,770	54,533
WPX Energy Inc. (c)	589	10,605
		89,473
FINANCIALS - 11.1%
Altisource Portfolio Solutions SA (c) (d)	137	8,314
AmTrust Financial Services Inc. (d)	336	9,022
Bank of China Ltd.	106,141	42,848
Bank of the Ozarks Inc.	188	5,876
Cardtronics Inc. (c)	243	6,381
Cash America International Inc.	164	7,853
China Construction Bank Corp. (d)	56,009	43,229
FNB Corp.	705	8,512
Industrial & Commercial Bank of China (d)	65,850	42,478
Man Group Plc	19,971	43,130
MarketAxess Holdings Inc.	194	7,243
New World Development Ltd.	48,416	58,298
Ocwen Financial Corp. (c)	706	11,034
RLI Corp.	118	8,450
RSA Insurance Group Plc (d)	23,827	39,876
Sovran Self Storage Inc.	156	7,766
Texas Capital Bancshares Inc. (c)	210	7,257
World Acceptance Corp. (c) (d)	81	4,945
		362,512
HEALTH CARE - 16.5%
Abbott Laboratories	416	25,494
Aetna Inc.	1,386	69,497
Air Methods Corp. (c)	71	6,178
Amsurg Corp. (c)	172	4,809
Analogic Corp.	67	4,530
athenahealth Inc. (c) (d)	197	14,627
Genomic Health Inc. (c)	167	5,100
Hi-Tech Pharmacal Co. Inc. (c)	71	2,560
Humana Inc.	667	61,698
IPC The Hospitalist Co. Inc. (c)	90	3,331
Johnson & Johnson	893	58,876
Luminex Corp. (c)	231	5,396
Medicines Co. (c)	300	6,030
Merck & Co. Inc.	1,553	59,625
Molina Healthcare Inc. (c)	256	8,598
Momenta Pharmaceuticals Inc. (c)	282	4,322
Pfizer Inc.	4,503	102,042
PharMerica Corp. (c) (d)	161	2,003
Select Medical Holdings Corp. (c) (d)	862	6,632
Team Health Holdings Inc. (c)	367	7,536
UnitedHealth Group Inc.	1,155	68,082
Zoll Medical Corp. (c)	124	11,496
		538,462
INDUSTRIALS - 14.4%
Acacia Research Corp. (c)	240	10,022
Advisory Board Co. (c)	92	8,117
AeroVironment Inc. (c)	121	3,249
Aircastle Ltd.	396	4,851
Avery Dennison Corp.	812	24,470
Colfax Corp. (c)	244	8,615
COSCO Pacific Ltd.	33,412	50,572
CoStar Group Inc. (c)	140	9,701
Eaton Corp.	537	26,777
Emerson Electric Co.	501	26,157
General Electric Co.	5,441	109,206
Huron Consulting Group Inc. (c)	124	4,662
Iron Mountain Inc.	762	21,944
MasTec Inc. (c)	474	8,570
Northrop Grumman Systems Corp.	398	24,327
Raven Industries Inc.	101	6,180
Republic Services Inc.	848	25,907
Team Inc. (c)	107	3,313
Watsco Inc.	356	26,376
WW Grainger Inc.	312	66,992
		470,008
INFORMATION TECHNOLOGY - 13.6%
Ceva Inc. (c)	129	2,926
Cognex Corp.	235	9,972
Coherent Inc. (c)	132	7,674
CommVault Systems Inc. (c)	244	12,097
Computer Sciences Corp.	986	29,513
Entegris Inc. (c)	756	7,060
FARO Technologies Inc. (c)	91	5,319
FEI Co. (c)	210	10,323
Harris Corp.	648	29,220
Heartland Payment Systems Inc.	222	6,410
Insight Enterprises Inc. (c)	241	5,277
Intel Corp.	4,019	112,967
JDA Software Group Inc. (c)	238	6,542
Keynote Systems Inc.	95	1,874

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Kulicke & Soffa Industries Inc. (c)	415	5,154
Logica Plc	40,640	64,754
MAXIMUS Inc.	188	7,642
Mellanox Technologies Ltd. (c) (d)	218	9,124
MicroStrategy Inc. - Class A (c)	46	6,413
Motorola Mobility Holdings Inc. (c)	1,511	59,310
Nanometrics Inc. (c)	126	2,341
NIC Inc.	352	4,269
OPNET Technologies Inc.	124	3,584
OSI Systems Inc. (c)	108	6,605
Sourcefire Inc. (c)	160	7,681
Tyler Technologies Inc. (c)	163	6,259
Ultimate Software Group Inc. (c)	146	10,672
Ultratech Inc. (c)	141	4,086
		445,068
MATERIALS - 10.6%
Balchem Corp.	162	4,901
Bemis Co. Inc.	774	25,006
Buckeye Technologies Inc.	220	7,478
Commercial Metals Co.	1,697	25,150
Dow Chemical Co.	812	28,136
E.I. du Pont de Nemours & Co.	1,275	67,458
Endeavour Silver Corp. (c)	479	4,540
First Majestic Silver Corp. (c)	588	9,750
Glatfelter	239	3,775
Innospec Inc. (c)	127	3,869
International Paper Co.	789	27,699
Kronos Worldwide Inc.	1,299	32,407
LSB Industries Inc. (c)	122	4,758
MeadWestvaco Corp.	781	24,668
Packaging Corp. of America	925	27,383
RPM International Inc.	956	25,038
Sonoco Products Co.	712	23,643
		345,659
TELECOMMUNICATION SERVICES - 6.1%
AT&T Inc.	3,223	100,641
Cogent Communications Group Inc. (c)	253	4,820
Verizon Communications Inc.	1,457	55,695
Vodafone Group Plc	14,055	38,769
		199,925
UTILITIES - 0.4%
Central Vermont Public Service Corp.	74	2,593
UIL Holdings Corp.	283	9,834
		12,427
Total Common Stocks (cost $2,911,907)		3,257,625

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 0.0%
JNL Money Market Fund, 0.05% (a) (b)	867	867

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	167,895	167,895
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	6,383	6,219
		174,114
Total Short Term Investments (cost $175,144)		174,981
Total Investments - 105.1% (cost $3,087,051)		3,432,606
Other Assets and Liabilities, Net - (5.1%)		(168,015)
Total Net Assets - 100.0%		$3,264,591

JNL/Mellon Capital Management VIP Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 10.3%
Advance Auto Parts Inc.	9	$802
American Public Education Inc. (c)	7	260
Apollo Group Inc. - Class A (c)	31	1,208
AutoZone Inc. (c)	5	1,934
Bed Bath & Beyond Inc. (c)	11	748
BJ’s Restaurants Inc. (c)	11	557
Bridgepoint Education Inc. (c) (d)	21	508
Buffalo Wild Wings Inc. (c)	7	641
Comcast Corp. - Class A	94	2,828
Dollar Tree Inc. (c)	5	515
Genesco Inc. (c)	16	1,140
Hibbett Sports Inc. (c)	10	570
iRobot Corp. (c) (d)	11	287
Jos. A. Bank Clothiers Inc. (c)	11	550
Kohl’s Corp.	31	1,529
Liberty Media Corp. (c)	26	490
Lithia Motors Inc.	8	218
Macy’s Inc.	52	2,053
Mattel Inc.	42	1,415
Men’s Wearhouse Inc.	20	794
News Corp. - Class A	77	1,511
O’Reilly Automotive Inc. (c)	6	545
Papa John’s International Inc. (c)	9	354
Peets Coffee & Tea Inc. (c)	5	366
PetSmart Inc.	14	777
Pier 1 Imports Inc. (c)	43	786
Red Robin Gourmet Burgers Inc. (c)	5	202
Ross Stores Inc.	36	2,084
Sinclair Broadcast Group Inc. - Class A	20	218
Standard Motor Products Inc.	8	150
Steven Madden Ltd. (c)	17	732
True Religion Apparel Inc. (c)	10	270
Vitamin Shoppe Inc. (c)	11	496
		27,538
CONSUMER STAPLES - 4.1%
Andersons Inc.	8	372
Boston Beer Co. Inc. - Class A (c) (d)	4	388
Casey’s General Stores Inc.	8	433
Costco Wholesale Corp.	19	1,763
Elizabeth Arden Inc. (c)	11	389
Hain Celestial Group Inc. (c)	18	768
Hershey Co.	27	1,682
Lorillard Inc.	15	1,958
Philip Morris International Inc.	22	1,929
Smithfield Foods Inc. (c)	19	427
Susser Holdings Corp. (c)	8	197
Whole Foods Market Inc.	8	670
		10,976
ENERGY - 5.7%
Alliance Resource Partners LP	5	320
Approach Resources Inc. (c)	13	479
Chevron Corp.	70	7,505
ConocoPhillips	23	1,781
ENI SpA	98	2,299
FMC Technologies Inc. (c)	32	1,636

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
GeoResources Inc. (c)	10	321
Gulfport Energy Corp. (c)	22	640
Newpark Resources Inc. (c)	35	287
		15,268
FINANCIALS - 12.5%
Altisource Portfolio Solutions SA (c)	9	572
AmTrust Financial Services Inc. (d)	24	645
AXA SA	156	2,592
Banco Santander SA	278	2,136
Bank of the Ozarks Inc.	13	410
BB&T Corp.	65	2,045
BNP Paribas	52	2,463
Cardtronics Inc. (c)	18	460
Cash America International Inc.	11	542
Chubb Corp.	24	1,692
Criteria CaixaCorp SA (d)	420	1,636
DnB NOR ASA	208	2,670
First Niagara Financial Group Inc.	190	1,869
FNB Corp.	50	605
MarketAxess Holdings Inc.	14	506
Marsh & McLennan Cos. Inc.	54	1,770
Muenchener Rueckversicherungs AG	17	2,539
New York Community Bancorp Inc. (d)	132	1,842
Ocwen Financial Corp. (c)	49	767
People’s United Financial Inc.	127	1,682
RLI Corp.	8	585
Sovran Self Storage Inc.	11	534
Texas Capital Bancshares Inc. (c)	14	498
Torchmark Corp.	39	1,950
World Acceptance Corp. (c)	6	350
		33,360
HEALTH CARE - 10.3%
Abbott Laboratories	73	4,484
Air Methods Corp. (c)	5	445
Amgen Inc.	27	1,808
Amsurg Corp. (c)	12	337
Analogic Corp.	5	316
athenahealth Inc. (c) (d)	14	1,047
Biogen Idec Inc. (c)	11	1,369
Forest Laboratories Inc. (c)	56	1,958
Genomic Health Inc. (c)	11	347
Gilead Sciences Inc. (c)	76	3,691
Hi-Tech Pharmacal Co. Inc. (c)	5	176
Humana Inc.	20	1,842
IPC The Hospitalist Co. Inc. (c)	6	233
Luminex Corp. (c)	16	379
Medicines Co. (c)	22	435
Merck & Co. Inc.	109	4,190
Molina Healthcare Inc. (c)	18	614
Momenta Pharmaceuticals Inc. (c)	20	303
Pfizer Inc.	75	1,710
PharMerica Corp. (c) (d)	11	136
Select Medical Holdings Corp. (c)	59	457
Team Health Holdings Inc. (c)	25	521
Zoll Medical Corp. (c)	9	829
		27,627
INDUSTRIALS - 9.7%
Acacia Research Corp. (c)	17	716
Advisory Board Co. (c)	6	558
AeroVironment Inc. (c)	8	226
Aircastle Ltd.	28	341
Alaska Air Group Inc. (c)	11	384
Avery Dennison Corp.	57	1,716
Cintas Corp.	49	1,920
Colfax Corp. (c)	17	615
CoStar Group Inc. (c)	10	680
Curtiss-Wright Corp.	11	422
Eaton Corp.	38	1,895
General Dynamics Corp.	26	1,887
General Electric Co.	91	1,836
Huron Consulting Group Inc. (c)	9	328
Kirby Corp. (c)	7	440
MasTec Inc. (c)	33	593
Moog Inc. (c)	9	401
Norfolk Southern Corp.	41	2,681
Northrop Grumman Systems Corp.	28	1,692
Old Dominion Freight Line Inc. (c)	10	487
Raven Industries Inc.	7	424
Republic Services Inc. - Class A	59	1,803
Rockwell Collins Inc.	31	1,775
RR Donnelley & Sons Co. (d)	114	1,412
Team Inc. (c)	7	229
Triumph Group Inc.	7	431
		25,892
INFORMATION TECHNOLOGY - 21.6%
Apple Inc. (c)	10	6,078
Ceva Inc. (c)	9	205
Check Point Software Technologies Ltd. (c)	9	606
Cisco Systems Inc.	226	4,783
Cognex Corp.	17	712
Coherent Inc. (c)	9	543
CommVault Systems Inc. (c)	17	864
eBay Inc. (c)	59	2,173
Entegris Inc. (c)	52	485
FARO Technologies Inc. (c)	6	372
FEI Co. (c)	15	738
Fiserv Inc. (c)	7	489
Google Inc. - Class A (c)	6	4,083
Heartland Payment Systems Inc.	15	420
Insight Enterprises Inc. (c)	17	362
Intel Corp.	239	6,727
Intuit Inc.	14	828
Jabil Circuit Inc.	26	660
JDA Software Group Inc. (c)	16	452
Keynote Systems Inc.	6	125
KLA-Tencor Corp.	9	467
Kulicke & Soffa Industries Inc. (c)	30	371
MasterCard Inc.	5	1,912
Maxim Integrated Products Inc.	15	442
MAXIMUS Inc.	13	528
Mellanox Technologies Ltd. (c)	15	645
Microchip Technology Inc. (d)	11	409
Microsoft Corp.	158	5,081
MicroStrategy Inc. - Class A (c)	3	446
Nanometrics Inc. (c)	9	159
NeuStar Inc. - Class A (c)	12	439
NIC Inc.	25	300
Nokia Oyj (d)	423	2,313
Novellus Systems Inc. (c)	42	2,084
OPNET Technologies Inc.	9	251
OSI Systems Inc. (c)	7	459
Paychex Inc.	16	501
QUALCOMM Inc.	75	5,085
Seagate Technology	56	1,505
Sourcefire Inc. (c)	11	536
Tyler Technologies Inc. (c)	12	447
Ultimate Software Group Inc. (c)	10	741
Ultratech Inc. (c)	10	283

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Yahoo! Inc. (c)	56	855
		57,964
MATERIALS - 6.7%
Balchem Corp.	12	362
Barrick Gold Corp.	91	3,954
Buckeye Technologies Inc.	15	516
CF Industries Holdings Inc.	8	1,443
Commercial Metals Co.	118	1,749
Eastman Chemical Co.	42	2,150
Endeavour Silver Corp. (c)	37	347
First Majestic Silver Corp. (c)	42	696
Glatfelter	17	262
Innospec Inc. (c)	9	269
International Paper Co.	53	1,871
LSB Industries Inc. (c)	8	325
MeadWestvaco Corp.	54	1,716
Olin Corp.	83	1,814
Schweitzer-Mauduit International Inc.	6	418
		17,892
TELECOMMUNICATION SERVICES - 6.0%
BCE Inc.	95	3,813
Cogent Communications Group Inc. (c)	18	335
Deutsche Telekom AG	180	2,167
France Telecom SA	131	1,948
Koninklijke KPN NV	171	1,879
Telecom Italia SpA	1,919	2,284
Telefonica SA	119	1,954
Vivendi SA	95	1,736
		16,116
UTILITIES - 13.0%
American Electric Power Co. Inc.	39	1,524
American Water Works Co. Inc.	21	726
CenterPoint Energy Inc.	80	1,587
Central Vermont Public Service Corp.	5	177
Dominion Resources Inc.	32	1,635
DTE Energy Co.	30	1,644
E.ON AG	96	2,292
El Paso Electric Co.	13	410
Enel SpA	507	1,833
Entergy Corp.	22	1,501
GDF Suez	75	1,951
Integrys Energy Group Inc.	31	1,627
National Grid Plc	210	2,114
Northeast Utilities	45	1,671
Pinnacle West Capital Corp.	34	1,627
PPL Corp.	56	1,589
RWE AG	58	2,767
Scottish & Southern Energy Plc	103	2,194
Sempra Energy	61	3,645
UIL Holdings Corp.	20	683
Wisconsin Energy Corp.	49	1,717
		34,914
Total Common Stocks (cost $253,618)		267,547

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.0%
JNL Money Market Fund, 0.05% (a) (b)	132	132

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	5,379	5,379
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	438	427
		5,806
Total Short Term Investments (cost $5,949)		5,938
Total Investments - 102.1% (cost $259,567)		273,485
Other Assets and Liabilities, Net - (2.1%)		(5,637)
Total Net Assets - 100.0%		$267,848

JNL/Mellon Capital Management JNL Optimized 5 Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 9.1%
Advance Auto Parts Inc.	19	$1,657
Autoliv Inc. (d)	31	2,087
Bed Bath & Beyond Inc. (c)	23	1,525
Comcast Corp. - Class A	199	5,980
Dollar Tree Inc. (c)	12	1,087
Genesco Inc. (c) (d)	14	1,001
Kohl’s Corp.	65	3,253
Ladbrokes Plc	1,616	4,138
Liberty Media Corp. (c)	54	1,035
Macy’s Inc.	108	4,296
Mattel Inc.	87	2,924
News Corp. - Class A	164	3,224
O’Reilly Automotive Inc. (c)	12	1,108
PetSmart Inc.	29	1,652
		34,967
CONSUMER STAPLES - 4.9%
Campbell Soup Co. (d)	50	1,693
Casey’s General Stores Inc.	17	929
Costco Wholesale Corp.	41	3,768
Dr. Pepper Snapple Group Inc.	42	1,702
Flowers Foods Inc.	88	1,794
Kellogg Co.	32	1,741
Kraft Foods Inc. - Class A	86	3,283
PepsiCo Inc.	25	1,672
Smithfield Foods Inc. (c)	41	912
Whole Foods Market Inc.	17	1,428
		18,922
ENERGY - 3.6%
Alliance Resource Partners LP	11	686
Chevron Corp.	81	8,711
ENI SpA	200	4,693
		14,090
FINANCIALS - 13.2%
AXA SA	319	5,292
Banco Santander SA	557	4,286
Bank of China Ltd.	8,868	3,580
BNP Paribas	106	5,020
China Construction Bank Corp.	4,680	3,612
Criteria CaixaCorp SA (d)	843	3,284
DnB NOR ASA	424	5,453
Industrial & Commercial Bank of China (d)	5,506	3,552
Man Group Plc	1,654	3,572
Muenchener Rueckversicherungs AG	34	5,096
New World Development Ltd.	4,012	4,831

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
RSA Insurance Group Plc (d)	1,976	3,307
		50,885
HEALTH CARE - 8.7%
Abbott Laboratories	183	11,232
Biogen Idec Inc. (c)	23	2,909
Gilead Sciences Inc. (c)	71	3,490
Humana Inc.	42	3,892
Merck & Co. Inc.	229	8,803
Pfizer Inc.	149	3,382
		33,708
INDUSTRIALS - 8.2%
Alaska Air Group Inc. (c)	23	823
Avery Dennison Corp.	58	1,756
COSCO Pacific Ltd.	2,784	4,214
Curtiss-Wright Corp.	24	904
Eaton Corp.	38	1,913
Emerson Electric Co.	36	1,872
General Electric Co.	181	3,636
Iron Mountain Inc.	54	1,563
Kirby Corp. (c)	14	941
Moog Inc. - Class A (c)	20	842
Norfolk Southern Corp.	86	5,684
Northrop Grumman Systems Corp.	29	1,746
Old Dominion Freight Line Inc. (c)	21	1,015
Republic Services Inc. - Class A	61	1,854
Triumph Group Inc.	15	925
Watsco Inc. (d)	25	1,854
		31,542
INFORMATION TECHNOLOGY - 26.1%
Apple Inc. (c)	21	12,797
Check Point Software Technologies Ltd. (c)	20	1,261
Cisco Systems Inc.	478	10,112
Computer Sciences Corp.	71	2,112
eBay Inc. (c)	123	4,546
Fiserv Inc. (c)	15	1,038
Google Inc. - Class A (c)	13	8,580
Harris Corp.	46	2,091
Intel Corp.	490	13,764
Intuit Inc.	28	1,713
Jabil Circuit Inc.	54	1,345
KLA-Tencor Corp.	18	990
Logica Plc	3,373	5,374
Maxim Integrated Products Inc.	33	947
Microchip Technology Inc. (d)	24	876
Microsoft Corp.	333	10,739
NeuStar Inc. - Class A (c)	25	940
Nokia Oyj (d)	849	4,643
Paychex Inc.	35	1,071
QUALCOMM Inc.	158	10,749
Seagate Technology	119	3,214
Yahoo! Inc. (c)	119	1,814
		100,716
MATERIALS - 8.6%
Barrick Gold Corp.	191	8,308
Bemis Co. Inc.	56	1,794
CF Industries Holdings Inc.	17	3,064
Commercial Metals Co.	121	1,791
Dow Chemical Co.	58	2,013
International Paper Co.	168	5,908
Kronos Worldwide Inc.	93	2,311
MeadWestvaco Corp.	55	1,743
Packaging Corp. of America	66	1,960
RPM International Inc.	67	1,751
Schweitzer-Mauduit International Inc.	13	897
Sonoco Products Co.	50	1,675
		33,215
TELECOMMUNICATION SERVICES - 10.0%
AT&T Inc.	107	3,336
BCE Inc.	200	8,010
Deutsche Telekom AG	361	4,351
France Telecom SA	264	3,911
Koninklijke KPN NV	346	3,809
Telecom Italia SpA	3,853	4,586
Telefonica SA	239	3,923
Vivendi SA	191	3,507
Vodafone Group Plc	1,160	3,200
		38,633
UTILITIES - 7.5%
American Water Works Co. Inc.	45	1,544
E.ON AG	192	4,602
El Paso Electric Co.	25	809
Enel SpA	1,028	3,716
GDF Suez	152	3,917
National Grid Plc	428	4,317
RWE AG	118	5,635
Scottish & Southern Energy Plc	207	4,405
		28,945
Total Common Stocks (cost $374,781)		385,623

SHORT TERM INVESTMENTS - 3.2%
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	12,143	12,143
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	270	263
Total Short Term Investments (cost $12,413)		12,406
Total Investments - 103.1% (cost $387,194)		398,029
Other Assets and Liabilities, Net - (3.1%)		(11,818)
Total Net Assets - 100.0%		$386,211

JNL/Mellon Capital Management S&P SMid 60 Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 9.0%
Barnes & Noble Inc. (c) (d)	748	$9,906
Boyd Gaming Corp. (c) (d)	731	5,730
Movado Group Inc.	300	7,364
Pep Boys-Manny Moe & Jack	492	7,346
Pinnacle Entertainment Inc. (c)	537	6,176
Regis Corp.	658	12,125
		48,647
ENERGY - 6.1%
Helix Energy Solutions Group Inc. (c)	689	12,265
Petroleum Development Corp. (c)	155	5,759
Pioneer Drilling Co. (c)	563	4,959
Unit Corp. (c)	233	9,974
		32,957

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
FINANCIALS - 39.4%
American Financial Group Inc.	293	11,319
Aspen Insurance Holdings Ltd.	408	11,411
Associated Bancorp	975	13,606
Astoria Financial Corp. (d)	1,275	12,569
BancorpSouth Inc.	988	13,308
Cedar Shopping Centers Inc. (d)	1,265	6,476
First Commonwealth Financial Corp.	1,036	6,342
First Midwest Bancorp Inc.	538	6,447
Glacier Bancorp Inc.	453	6,769
Horace Mann Educators Corp.	395	6,962
Interactive Brokers Group Inc.	365	6,203
Investment Technology Group Inc. (c)	504	6,033
Meadowbrook Insurance Group Inc.	511	4,766
Pennsylvania Real Estate Investment Trust	519	7,923
Piper Jaffray Cos. (c)	270	7,182
PrivateBancorp Inc.	496	7,529
Protective Life Corp.	483	14,292
Reinsurance Group of America Inc.	208	12,392
Selective Insurance Group	308	5,417
StanCorp Financial Group Inc.	296	12,129
Susquehanna Bancshares Inc.	651	6,427
Synovus Financial Corp. (d)	7,720	15,825
TCF Financial Corp.	1,049	12,469
		213,796
HEALTH CARE - 2.0%
Gentiva Health Services Inc. (c)	808	7,060
Kindred Healthcare Inc. (c)	457	3,946
		11,006
INDUSTRIALS - 12.1%
Briggs & Stratton Corp. (d)	352	6,310
General Cable Corp. (c)	435	12,658
JetBlue Airways Corp. (c)	2,082	10,179
Kelly Services Inc. - Class A	399	6,373
Oshkosh Corp. (c)	509	11,800
SkyWest Inc.	433	4,788
URS Corp. (c)	310	13,180
		65,288
INFORMATION TECHNOLOGY - 13.4%
Advanced Energy Industries Inc. (c)	508	6,665
AOL Inc. (c) (d)	721	13,677
Fairchild Semiconductor International Inc. (c)	904	13,293
SYNNEX Corp. (c)	178	6,783
Tech Data Corp. (c)	220	11,956
TTM Technologies Inc. (c)	497	5,716
Vishay Intertechnology Inc. (c)	1,211	14,723
		72,813
MATERIALS - 5.9%
Domtar Corp.	136	12,985
Kraton Performance Polymers Inc. (c)	268	7,132
Steel Dynamics Inc.	828	12,039
		32,156
TELECOMMUNICATION SERVICES - 3.1%
Neutral Tandem Inc. (c)	510	6,217
Telephone & Data Systems Inc.	454	10,519
		16,736
UTILITIES - 8.8%
Avista Corp.	212	5,417
Black Hills Corp.	322	10,807
Great Plains Energy Inc.	497	10,075
NV Energy Inc.	662	10,672
PNM Resources Inc.	594	10,864
		47,835
Total Common Stocks (cost $508,540)		541,234

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.05% (a) (b)	727	727

Securities Lending Collateral - 7.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	42,324	42,324
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	146	143
		42,467
Total Short Term Investments (cost $43,198)		43,194
Total Investments - 107.8% (cost $551,737)		584,428
Other Assets and Liabilities, Net - (7.8%)		(42,342)
Total Net Assets - 100.0%		$542,086

JNL/Mellon Capital Management NYSE International 25 Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 12.3%
Honda Motor Co. Ltd. - ADR (d)	98	$3,776
Panasonic Corp. - ADR	360	3,332
Sony Corp. - ADR (d)	166	3,456
		10,564
ENERGY - 18.6%
China Petroleum & Chemical Corp. - ADR - Class H	29	3,128
EnCana Corp.	163	3,205
ENI SpA - ADR	73	3,405
Petroleo Brasileiro SA - Petrobras - ADR	121	3,207
Talisman Energy Inc.	237	2,987
		15,932
FINANCIALS - 37.2%
Banco Bilbao Vizcaya Argentaria SA (d)	352	2,811
Banco Santander SA - ADR (d)	408	3,127
Barclays Plc - ADR (d)	272	4,124
Credit Suisse Group AG - ADR	128	3,644
HSBC Holdings Plc - ADR	79	3,497
Manulife Financial Corp.	284	3,854
Mizuho Financial Group Inc. - ADR (d)	1,120	3,617
Sumitomo Mitsui Financial Group Inc. - ADR (d)	545	3,617
UBS AG (c)	254	3,557
		31,848
INFORMATION TECHNOLOGY - 8.4%
Hitachi Ltd. (d)	58	3,723
Nokia OYJ - ADR (d)	627	3,442
		7,165
MATERIALS - 8.7%
Royal Bank of Scotland Group Plc (c) (d)	474	4,192
Vale SA - ADR	140	3,263
		7,455

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
TELECOMMUNICATION SERVICES - 14.5%
France Telecom SA - ADR (d)	193	2,867
Nippon Telegraph & Telephone Corp. - ADR	118	2,676
Telecom Italia SpA - ADR	284	3,368
VimpelCom Ltd. - ADR	317	3,537
		12,448
Total Common Stocks (cost $91,549)		85,412

SHORT TERM INVESTMENTS - 24.1%
Investment Company - 0.2%
JNL Money Market Fund, 0.05% (a) (b)	227	227

Securities Lending Collateral - 23.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	20,217	20,217
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	244	238
		20,455
Total Short Term Investments (cost $20,688)		20,682
Total Investments - 123.8% (cost $112,237)		106,094
Other Assets and Liabilities, Net - (23.8%)		(20,417)
Total Net Assets - 100.0%		$85,677

JNL/Mellon Capital Management Communications Sector Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 4.5%
Virgin Media Inc. (d)	111	$2,772

FINANCIALS - 3.2%
Leucadia National Corp.	75	1,964

TELECOMMUNICATION SERVICES - 92.1%
AboveNet Inc. (c)	9	764
AT&T Inc.	573	17,890
CenturyLink Inc.	66	2,562
Cincinnati Bell Inc. (c) (d)	58	232
Crown Castle International Corp. (c)	56	2,988
Frontier Communications Corp. (d)	366	1,525
Leap Wireless International Inc. (c) (d)	11	95
Level 3 Communications Inc. (c) (d)	56	1,435
MetroPCS Communications Inc. (c)	144	1,300
NII Holdings Inc. - Class B (c)	56	1,023
SBA Communications Corp. (c)	50	2,528
Sprint Nextel Corp. (c)	1,187	3,382
Telephone & Data Systems Inc.	30	705
tw telecom inc. (c)	71	1,569
US Cellular Corp. (c)	3	122
Verizon Communications Inc. (d)	410	15,689
Windstream Corp. (d)	213	2,492
		56,301
Total Common Stocks (cost $59,089)		61,037

SHORT TERM INVESTMENTS - 13.1%
Investment Companies - 0.2%
JNL Money Market Fund, 0.05% (a) (b)	104	104

Securities Lending Collateral - 12.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	7,807	7,807
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	73	71
		7,878
Total Short Term Investments (cost $7,983)		7,982
Total Investments - 112.9% (cost $67,072)		69,019
Other Assets and Liabilities, Net - (12.9%)		(7,865)
Total Net Assets - 100.0%		$61,154

JNL/Mellon Capital Management Consumer Brands Sector Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 75.4%
Aaron’s Inc.	5	$134
Abercrombie & Fitch Co. - Class A	6	321
Advance Auto Parts Inc.	6	490
Aeropostale Inc. (c)	6	133
Amazon.com Inc. (c)	27	5,426
AMC Networks Inc. (c)	4	162
American Eagle Outfitters Inc.	15	252
ANN Inc. (c)	4	113
Apollo Group Inc. - Class A (c)	9	333
Arbitron Inc.	2	72
Ascena Retail Group Inc. (c)	5	217
AutoNation Inc. (c) (d)	3	91
AutoZone Inc. (c)	2	837
Bally Technologies Inc. (c)	3	158
Bed Bath & Beyond Inc. (c)	18	1,208
Best Buy Co. Inc.	22	516
Big Lots Inc. (c)	5	216
Bob Evans Farms Inc.	2	84
Brinker International Inc. (d)	6	164
Buckle Inc. (d)	2	95
Cablevision Systems Corp. - Class A	17	253
Career Education Corp. (c)	4	36
Carmax Inc. (c)	17	597
Carnival Corp.	31	980
Cato Corp. - Class A	2	59
CBS Corp. - Class B	46	1,563
CEC Entertainment Inc.	1	53
Charter Communications Inc. (c)	3	174
Cheesecake Factory Inc. (c) (d)	4	116
Chico’s FAS Inc.	13	195
Childrens Place Retail Stores Inc. (c)	2	96
Chipotle Mexican Grill Inc. - Class A (c)	2	990
Choice Hotels International Inc.	2	91
Cinemark Holdings Inc.	7	157
Collective Brands Inc. (c)	5	96
Comcast Corp. - Class A	159	4,768
Comcast Corp. - Special Class A	49	1,460
Cracker Barrel Old Country Store Inc.	2	94
CTC Media Inc. (d)	4	49
Darden Restaurants Inc.	10	502
DeVry Inc.	4	147
Dick’s Sporting Goods Inc.	7	351
Dillard’s Inc. - Class A (d)	3	161
DIRECTV - Class A (c)	51	2,538

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Discovery Communications Inc. - Class A (c)	11	543
Discovery Communications Inc. - Class C (c)	9	417
DISH Network Corp. - Class A	16	522
Dollar General Corp. (c)	9	433
Dollar Tree Inc. (c)	9	857
Domino’s Pizza Inc. (c)	4	148
DreamWorks Animation SKG Inc. - Class A (c) (d)	5	100
Expedia Inc. (d)	7	250
Express Inc. (c)	6	142
Family Dollar Stores Inc.	8	535
Foot Locker Inc.	12	368
GameStop Corp. - Class A (d)	10	228
Gannett Co. Inc.	18	276
Gap Inc.	26	681
Gaylord Entertainment Co. (c) (d)	3	95
Genesco Inc. (c)	2	136
GNC Holdings Inc. - Class A	6	198
Group 1 Automotive Inc.	2	93
Guess? Inc.	5	148
H&R Block Inc.	22	369
Hillenbrand Inc.	5	108
Home Depot Inc.	117	5,897
HSN Inc.	3	116
Hyatt Hotels Corp. - Class A (c)	3	125
International Game Technology	23	385
International Speedway Corp. - Class A	2	57
Interpublic Group of Cos. Inc.	35	402
ITT Educational Services Inc. (c) (d)	2	132
J.C. Penney Co. Inc. (d)	11	404
Jack in the Box Inc. (c)	3	80
John Wiley & Sons Inc. - Class A	4	178
Kohl’s Corp.	18	911
Lamar Advertising Co. - Class A (c) (d)	4	139
Las Vegas Sands Corp. (c)	30	1,725
Liberty Global Inc. (c)	9	429
Liberty Global Inc. - Class A (c)	10	524
Liberty Media Corp. (c)	44	833
Liberty Media Corp. - Class A (c)	9	789
Life Time Fitness Inc. (c)	3	154
Limited Brands Inc.	19	931
Live Nation Inc. (c)	12	109
Lowe’s Cos. Inc.	96	3,008
Macy’s Inc.	32	1,270
Madison Square Garden Inc. - Class A (c)	5	164
Marriott International Inc. - Class A	22	844
Marriott Vacations Worldwide Corp. (c)	2	66
Matthews International Corp. - Class A	2	67
McDonald’s Corp.	78	7,695
McGraw-Hill Cos. Inc.	22	1,083
Men’s Wearhouse Inc.	4	155
Meredith Corp. (d)	3	94
MGM Resorts International (c)	25	336
Morningstar Inc.	2	119
NetFlix Inc. (c) (d)	4	486
New York Times Co. - Class A (c)	10	67
News Corp. - Class A	138	2,718
News Corp. - Class B	33	663
Nordstrom Inc.	12	691
O’Reilly Automotive Inc. (c)	10	893
Office Depot Inc. (c)	21	73
Omnicom Group Inc.	21	1,064
Orient-Express Hotels Ltd. - Class A (c)	7	70
Panera Bread Co. - Class A (c)	2	348
Papa John’s International Inc. (c)	1	52
Penn National Gaming Inc. (c)	5	218
PetSmart Inc.	9	488
PF Chang’s China Bistro Inc.	2	60
Pier 1 Imports Inc. (c)	8	147
Pinnacle Entertainment Inc. (c)	4	50
Priceline.com Inc. (c)	4	2,716
RadioShack Corp. (d)	7	44
Regal Entertainment Group - Class A (d)	6	79
Regis Corp.	5	85
Rent-A-Center Inc.	5	172
Ross Stores Inc.	18	1,023
Royal Caribbean Cruises Ltd.	10	301
Saks Inc. (c) (d)	8	95
Sally Beauty Holdings Inc. (c)	11	261
Scholastic Corp.	2	61
Scientific Games Corp. - Class A (c)	4	51
Scripps Networks Interactive Inc. - Class A	6	315
Sears Holdings Corp. (c) (d)	4	234
Service Corp. International	18	197
Shutterfly Inc. (c) (d)	2	68
Signet Jewelers Ltd.	7	314
Six Flags Entertainment Corp.	4	197
Sotheby’s - Class A	5	203
Staples Inc.	53	862
Starbucks Corp.	57	3,160
Starwood Hotels & Resorts Worldwide Inc.	15	839
Strayer Education Inc. (d)	1	85
Target Corp.	47	2,711
Tiffany & Co.	10	673
Time Warner Cable Inc.	24	1,979
Time Warner Inc.	76	2,874
TJX Cos. Inc.	57	2,279
Tractor Supply Co.	5	494
TripAdvisor Inc. (c) (d)	8	274
Ulta Salon Cosmetics & Fragrance Inc. (c)	4	351
Urban Outfitters Inc. (c)	9	252
Vail Resorts Inc. (d)	3	115
Valassis Communications Inc. (c) (d)	3	75
Viacom Inc. - Class B	37	1,767
Walt Disney Co.	127	5,541
Washington Post Co. - Class B (d)	—	133
Weight Watchers International Inc.	2	172
Wendy’s Co.	23	117
Williams-Sonoma Inc.	7	263
WMS Industries Inc. (c)	4	100
Wyndham Worldwide Corp.	12	547
Wynn Resorts Ltd.	6	765
Yum! Brands Inc.	36	2,530
		105,878
CONSUMER STAPLES - 15.9%
Casey’s General Stores Inc.	3	163
Costco Wholesale Corp.	33	2,993
CVS Caremark Corp.	99	4,437
Kroger Co.	41	987
Rite Aid Corp. (c)	43	75
Ruddick Corp.	3	128
Safeway Inc. (d)	26	524
SUPERVALU Inc. (d)	15	88
Sysco Corp.	45	1,339
United Natural Foods Inc. (c)	4	165
Wal-Mart Stores Inc.	133	8,126
Walgreen Co.	67	2,237
Whole Foods Market Inc.	12	1,017
		22,279

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
HEALTH CARE - 2.9%
AmerisourceBergen Corp.	20	784
Cardinal Health Inc.	26	1,131
Chemed Corp. (d)	2	97
McKesson Corp.	19	1,645
Omnicare Inc.	9	305
VCA Antech Inc. (c)	7	151
		4,113
INDUSTRIALS - 2.7%
Alaska Air Group Inc. (c)	5	194
Avis Budget Group Inc. (c)	8	113
Copart Inc. (c)	9	232
Delta Air Lines Inc. (c)	64	639
Dollar Thrifty Automotive Group Inc. (c)	2	177
Dun & Bradstreet Corp.	4	306
Hertz Global Holdings Inc. (c)	18	267
IHS Inc. - Class A (c)	4	342
JetBlue Airways Corp. (c)	20	96
Nielsen Holdings NV (c)	5	158
Rollins Inc.	5	116
SkyWest Inc.	4	40
Southwest Airlines Co.	59	490
United Continental Holdings Inc. (c)	25	542
US Airways Group Inc. (c) (d)	12	90
		3,802
INFORMATION TECHNOLOGY - 2.8%
Acxiom Corp. (c)	6	88
Dolby Laboratories Inc. - Class A (c)	4	147
eBay Inc. (c)	84	3,108
FactSet Research Systems Inc.	3	306
OpenTable Inc. (c) (d)	2	70
ValueClick Inc. (c)	6	128
WebMD Health Corp. - Class A (c)	4	97
		3,944
Total Common Stocks (cost $119,424)		140,016

SHORT TERM INVESTMENTS - 5.9%
Investment Company - 2.9%
JNL Money Market Fund, 0.05% (a) (b)	4,011	4,011

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	4,185	4,185
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	22	22
		4,207
Total Short Term Investments (cost $8,218)		8,218
Total Investments - 105.6% (cost $127,642)		148,234
Other Assets and Liabilities, Net - (5.6%)		(7,814)
Total Net Assets - 100.0%		$140,420

JNL/Mellon Capital Management Financial Sector Fund

COMMON STOCKS - 99.1%

FINANCIALS - 93.2%
ACE Ltd.	32	$2,354
Affiliated Managers Group Inc. (c)	5	528
AFLAC Inc.	45	2,060
Alexandria Real Estate Equities Inc.	6	412
Alleghany Corp. (c)	2	499
Allied World Assurance Co. Holdings Ltd.	4	252
Allstate Corp.	46	1,504
American Campus Communities Inc.	6	287
American Capital Agency Corp.	21	627
American Express Co.	98	5,695
American Financial Group Inc.	9	331
American International Group Inc. (c)	42	1,299
American National Insurance Co.	1	87
American Tower Corp.	37	2,353
Ameriprise Financial Inc.	22	1,253
Annaly Capital Management Inc. (d)	92	1,460
AON Corp.	31	1,527
Apartment Investment & Management Co. - Class A	12	313
Arch Capital Group Ltd. (c)	12	449
Argo Group International Holdings Ltd.	2	70
Arthur J Gallagher & Co.	10	367
Aspen Insurance Holdings Ltd. (d)	7	198
Associated Bancorp	17	239
Assurant Inc.	9	372
Assured Guaranty Ltd.	16	269
Astoria Financial Corp. (d)	6	64
AvalonBay Communities Inc.	9	1,294
Axis Capital Holdings Ltd.	12	392
BancorpSouth Inc.	5	73
Bank of America Corp.	969	9,273
Bank of Hawaii Corp.	5	221
Bank of New York Mellon Corp. (a)	115	2,770
BB&T Corp.	66	2,064
Berkshire Hathaway Inc. - Class B (c)	94	7,610
BioMed Realty Trust Inc.	14	259
BlackRock Inc.	10	1,978
BOK Financial Corp.	2	125
Boston Properties Inc.	14	1,470
Brandywine Realty Trust	11	121
BRE Properties Inc. - Class A	7	360
Brookfield Properties Corp.	24	412
Brown & Brown Inc.	11	257
Camden Property Trust	8	509
Capital One Financial Corp.	47	2,610
CapitalSource Inc.	23	149
Capitol Federal Financial Inc.	16	194
Cash America International Inc.	2	114
Cathay General Bancorp	8	139
CBL & Associates Properties Inc.	13	253
CBOE Holdings Inc. (d)	9	243
CBRE Group Inc. - Class A (c)	29	570
Charles Schwab Corp.	99	1,422
Chimera Investment Corp.	95	268
Chubb Corp.	26	1,828
Cincinnati Financial Corp.	14	486
CIT Group Inc. (c)	19	790
Citigroup Inc.	278	10,175
City National Corp.	5	253
CME Group Inc.	6	1,758
CNO Financial Group Inc. (c)	18	138
Colonial Properties Trust	8	182
Comerica Inc.	19	624
Commerce Bancshares Inc.	8	306
CommonWealth REIT	8	141
Corporate Office Properties Trust	7	168
Cullen/Frost Bankers Inc.	5	311

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
DCT Industrial Trust Inc.	19	112
DDR Corp.	24	346
Delphi Financial Group Inc. - Class A	5	225
DiamondRock Hospitality Co.	17	175
Digital Realty Trust Inc. (d)	10	745
Discover Financial Services	51	1,695
Douglas Emmett Inc.	13	286
Duke Realty Corp.	23	334
DuPont Fabros Technology Inc. (d)	5	121
E*Trade Financial Corp. (c)	22	246
East West Bancorp Inc.	14	314
EastGroup Properties Inc.	2	114
Eaton Vance Corp.	12	330
Endurance Specialty Holdings Ltd.	4	171
Entertainment Properties Trust	5	210
Equity Lifestyle Properties Inc.	4	286
Equity Residential	28	1,756
Erie Indemnity Co. - Class A	3	213
Essex Property Trust Inc.	3	466
Everest Re Group Ltd.	4	378
Extra Space Storage Inc.	9	268
EZCORP Inc. (c)	3	113
Federal Realty Investment Trust (d)	6	602
Federated Investors Inc. - Class B (d)	10	230
Fidelity National Financial Inc. - Class A	20	369
Fifth Third Bancorp	89	1,249
First American Financial Corp.	10	169
First Financial Bankshares Inc. (d)	2	84
First Horizon National Corp.	26	267
First Midwest Bancorp Inc.	6	76
First Niagara Financial Group Inc.	27	269
First Republic Bank (c)	7	241
FirstMerit Corp.	11	181
FNB Corp.	14	169
Forest City Enterprises Inc. - Class A (c)	12	188
Franklin Resources Inc.	14	1,739
Franklin Street Properties Corp.	6	67
Fulton Financial Corp.	19	201
General Growth Properties Inc.	37	635
Genworth Financial Inc. - Class A (c)	45	372
Glacier Bancorp Inc.	5	77
Goldman Sachs Group Inc.	40	4,992
Greenhill & Co. Inc. (d)	2	103
Hancock Holding Co.	8	272
Hanover Insurance Group Inc.	4	150
Hartford Financial Services Group Inc.	42	896
Hatteras Financial Corp. (d)	6	181
HCC Insurance Holdings Inc.	11	335
HCP Inc.	39	1,526
Health Care REIT Inc.	20	1,114
Healthcare Realty Trust Inc. (d)	6	136
Highwoods Properties Inc.	7	226
Home Properties Inc.	4	273
Horace Mann Educators Corp.	3	52
Hospitality Properties Trust	11	303
Host Hotels & Resorts Inc.	69	1,125
Howard Hughes Corp. (c)	3	163
Hudson City Bancorp Inc.	45	329
Huntington Bancshares Inc.	78	505
IberiaBank Corp.	2	131
IntercontinentalExchange Inc. (c)	7	934
International Bancshares Corp.	4	93
Invesco Ltd.	44	1,167
Invesco Mortgage Capital Inc. (d)	11	198
Janus Capital Group Inc.	15	134
Jefferies Group Inc. (d)	15	281
Jones Lang LaSalle Inc.	4	332
JPMorgan Chase & Co.	250	11,499
Kemper Corp.	3	104
KeyCorp	91	775
Kilroy Realty Corp.	6	297
Kimco Realty Corp.	39	751
Knight Capital Group Inc. - Class A (c)	8	97
LaSalle Hotel Properties	8	224
Legg Mason Inc.	13	352
Lexington Realty Trust (d)	13	115
Liberty Property Trust	10	374
Lincoln National Corp.	30	779
Loews Corp.	33	1,324
M&T Bank Corp.	12	1,020
Macerich Co.	13	731
Mack-Cali Realty Corp.	9	250
Markel Corp. (c)	1	398
Marsh & McLennan Cos. Inc.	52	1,690
MB Financial Inc.	4	91
MBIA Inc. (c) (d)	12	119
Mercury General Corp.	2	89
MetLife Inc.	79	2,962
MFA Financial Inc.	35	262
Mid-America Apartment Communities Inc.	3	213
Montpelier Re Holdings Ltd.	5	99
Moody’s Corp.	18	769
Morgan Stanley	126	2,482
MSCI Inc. - Class A (c)	11	404
NASDAQ OMX Group Inc. (c)	13	331
National Penn Bancshares Inc.	10	90
National Retail Properties Inc.	9	257
New York Community Bancorp Inc. (d)	42	589
Northern Trust Corp.	20	964
NYSE Euronext	25	754
Ocwen Financial Corp. (c)	11	171
Old National Bancorp	9	114
Old Republic International Corp.	24	253
Omega Healthcare Investors Inc.	9	182
PacWest Bancorp	2	50
Park National Corp. (d)	1	66
PartnerRe Ltd.	6	417
People’s United Financial Inc.	33	437
Piedmont Office Realty Trust Inc.	16	284
Platinum Underwriters Holdings Ltd.	3	107
Plum Creek Timber Co. Inc.	16	651
PNC Financial Services Group Inc.	51	3,268
Popular Inc. (c)	102	208
Post Properties Inc.	5	249
Potlatch Corp.	3	100
Principal Financial Group Inc.	28	834
PrivateBancorp Inc.	5	80
ProAssurance Corp.	3	243
Progressive Corp.	54	1,258
ProLogis Inc.	44	1,575
Prosperity Bancshares Inc. (d)	4	178
Protective Life Corp.	8	248
Provident Financial Services Inc.	5	69
Prudential Financial Inc.	47	2,953
Public Storage	13	1,854
Raymond James Financial Inc.	11	398
Rayonier Inc.	11	486
Realty Income Corp. (d)	12	469
Redwood Trust Inc. (d)	7	76
Regency Centers Corp.	8	366
Regions Financial Corp.	137	904
Reinsurance Group of America Inc.	7	401

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
RenaissanceRe Holdings Ltd.	5	360
RLI Corp.	1	99
SEI Investments Co.	14	296
Selective Insurance Group	4	72
Senior Housing Properties Trust	15	330
Signature Bank (c)	4	262
Simon Property Group Inc.	28	4,106
SL Green Realty Corp. (d)	8	637
SLM Corp.	49	769
St. Joe Co. (c) (d)	9	175
StanCorp Financial Group Inc. (d)	4	147
Starwood Property Trust Inc. (d)	9	189
State Street Corp.	47	2,128
Stifel Financial Corp. (c)	5	203
Sunstone Hotel Investors Inc. (c)	9	87
SunTrust Banks Inc.	52	1,255
Susquehanna Bancshares Inc.	15	149
SVB Financial Group (c)	4	273
Synovus Financial Corp. (d)	68	140
T. Rowe Price Group Inc.	24	1,571
Tanger Factory Outlet Centers Inc.	7	220
Taubman Centers Inc.	5	377
TCF Financial Corp.	15	177
TD Ameritrade Holding Corp.	21	411
TFS Financial Corp. (c)	7	65
Torchmark Corp.	10	476
Tower Group Inc.	3	64
Travelers Cos. Inc.	38	2,221
Trustmark Corp.	5	117
Two Harbors Investment Corp.	19	193
U.S. Bancorp	183	5,791
UDR Inc.	22	575
UMB Financial Corp.	3	152
Umpqua Holdings Corp.	9	122
United Bankshares Inc. (d)	5	144
Unum Group	28	687
Validus Holdings Ltd.	7	209
Valley National Bancorp (d)	18	230
Ventas Inc.	27	1,566
Vornado Realty Trust	18	1,491
Waddell & Reed Financial Inc. - Class A	8	263
Washington Federal Inc.	9	152
Washington REIT	6	191
Webster Financial Corp.	7	169
Weingarten Realty Investors (d)	11	295
Wells Fargo & Co.	340	11,598
Westamerica Bancorporation	2	107
White Mountains Insurance Group Ltd.	1	308
Willis Group Holdings Plc	17	583
Wintrust Financial Corp.	3	101
WR Berkley Corp.	10	373
XL Group Plc	29	639
Zions Bancorp	17	361
		203,099
INDUSTRIALS - 0.2%
Equifax Inc.	11	490

INFORMATION TECHNOLOGY - 5.2%
MasterCard Inc. - Class A	10	4,282
Visa Inc. - Class A	50	5,903
Western Union Co.	59	1,041
		11,226
MATERIALS - 0.5%
Weyerhaeuser Co.	52	1,136
Total Common Stocks (cost $190,077)		215,951

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 0.8%
JNL Money Market Fund, 0.05% (a) (b)	1,699	1,699

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	5,848	5,848
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	168	164
		6,012
Total Short Term Investments (cost $7,716)		7,711
Total Investments - 102.7% (cost $197,793)		223,662
Other Assets and Liabilities, Net - (2.7%)		(5,800)
Total Net Assets - 100.0%		$217,862

JNL/Mellon Capital Management Healthcare Sector Fund

COMMON STOCKS - 100.0%

HEALTH CARE - 100.0%
Abbott Laboratories	316	$19,346
Acorda Therapeutics Inc. (c)	8	209
Aetna Inc.	73	3,656
Alere Inc. (c)	17	445
Alexion Pharmaceuticals Inc. (c)	37	3,449
Alkermes Plc (c)	19	361
Allergan Inc.	62	5,962
AMERIGROUP Corp. (c)	9	629
Amgen Inc.	178	12,091
Amylin Pharmaceuticals Inc. (c) (d)	27	686
Ariad Pharmaceuticals Inc. (c)	31	491
Auxilium Pharmaceuticals Inc. (c)	10	184
Baxter International Inc.	116	6,928
Becton Dickinson & Co.	41	3,163
Bio-Rad Laboratories Inc. - Class A (c)	4	408
Biogen Idec Inc. (c)	49	6,156
BioMarin Pharmaceutical Inc. (c) (d)	23	794
Boston Scientific Corp. (c)	300	1,793
Bristol-Myers Squibb Co.	349	11,763
Brookdale Senior Living Inc. (c)	21	388
CareFusion Corp. (c)	45	1,172
Catalyst Health Solutions Inc. (c)	9	544
Celgene Corp. (c)	89	6,881
Centene Corp. (c)	10	510
Cepheid Inc. (c)	13	530
Charles River Laboratories International Inc. (c)	11	379
CIGNA Corp.	58	2,843
Community Health Systems Inc. (c)	19	418
Cooper Cos. Inc.	10	782
Covance Inc. (c)	12	579
Coventry Health Care Inc. (c)	30	1,068
Covidien Plc	98	5,347
CR Bard Inc.	17	1,718
Cubist Pharmaceuticals Inc. (c) (d)	12	522
DaVita Inc. (c)	19	1,708
Dendreon Corp. (c) (d)	29	308
Dentsply International Inc.	29	1,147
Edwards Lifesciences Corp. (c)	23	1,672

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Eli Lilly & Co.	199	8,027
Endo Pharmaceuticals Holdings Inc. (c)	24	917
Express Scripts Inc. (c)	91	4,956
Forest Laboratories Inc. (c)	51	1,768
Gen-Probe Inc. (c)	9	630
Gilead Sciences Inc. (c)	152	7,411
Haemonetics Corp. (c)	5	376
HCA Holdings Inc.	33	813
Health Management Associates Inc. - Class A (c)	52	348
Health Net Inc. (c)	17	681
Healthsouth Corp. (c)	19	399
Henry Schein Inc. (c)	18	1,386
Hill-Rom Holdings Inc.	13	422
HMS Holdings Corp. (c)	17	528
Hologic Inc. (c)	53	1,133
Hospira Inc. (c)	33	1,245
Human Genome Sciences Inc. (c) (d)	46	380
Humana Inc.	33	3,057
Idexx Laboratories Inc. (c)	11	995
Illumina Inc. (c) (d)	25	1,319
Impax Laboratories Inc. (c)	14	354
Incyte Corp. (c) (d)	20	386
InterMune Inc. (c) (d)	14	200
Intuitive Surgical Inc. (c)	8	4,308
Invacare Corp.	5	89
Isis Pharmaceuticals Inc. (c) (d)	21	182
Johnson & Johnson	553	36,505
Laboratory Corp. of America Holdings (c)	20	1,837
Life Technologies Corp. (c)	36	1,738
LifePoint Hospitals Inc. (c)	9	369
Lincare Holdings Inc.	19	488
Magellan Health Services Inc. (c)	6	277
Masimo Corp. (c)	10	233
Medco Health Solutions Inc. (c)	78	5,508
Medicis Pharmaceutical Corp. - Class A	13	473
Medivation Inc. (c)	7	524
Mednax Inc. (c)	10	739
Medtronic Inc.	215	8,440
Merck & Co. Inc.	622	23,876
Mylan Inc. (c)	86	2,023
Myriad Genetics Inc. (c)	18	434
Nektar Therapeutics (c) (d)	26	210
NuVasive Inc. (c)	8	140
Onyx Pharmaceuticals Inc. (c)	12	470
Owens & Minor Inc. (d)	13	386
Par Pharmaceutical Cos. Inc. (c)	7	286
Parexel International Corp. (c)	12	321
Patterson Cos. Inc.	19	632
PDL BioPharma Inc. (d)	26	168
Perrigo Co.	17	1,758
Pfizer Inc.	1,555	35,244
PSS World Medical Inc. (c)	11	274
Quest Diagnostics Inc.	32	1,944
Questcor Pharmaceuticals Inc. (c) (d)	12	436
Regeneron Pharmaceuticals Inc. (c)	15	1,705
ResMed Inc. (c)	30	923
Salix Pharmaceuticals Ltd. (c)	11	577
Seattle Genetics Inc. (c) (d)	22	443
Sirona Dental Systems Inc. (c)	11	584
St. Jude Medical Inc.	65	2,868
STERIS Corp.	10	332
Stryker Corp.	59	3,278
Techne Corp.	7	521
Teleflex Inc.	9	530
Tenet Healthcare Corp. (c)	86	457
Theravance Inc. (c) (d)	16	321
Thermo Fisher Scientific Inc. (c)	78	4,393
Thoratec Corp. (c)	12	415
United Therapeutics Corp. (c)	10	475
UnitedHealth Group Inc.	218	12,868
Universal Health Services Inc. - Class B	18	748
Varian Medical Systems Inc. (c)	23	1,582
Vertex Pharmaceuticals Inc. (c)	42	1,720
ViroPharma Inc. (c)	15	442
Volcano Corp. (c)	10	293
Warner Chilcott Plc - Class A (c)	35	585
Waters Corp. (c)	18	1,666
Watson Pharmaceuticals Inc. (c)	25	1,703
WellCare Health Plans Inc. (c)	8	605
WellPoint Inc.	70	5,187
West Pharmaceutical Services Inc.	7	304
Zimmer Holdings Inc.	36	2,340
Total Common Stocks (cost $282,075)		322,938

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 0.0%
JNL Money Market Fund, 0.05% (a) (b)	28	28

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	5,378	5,378
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	37	36
		5,414
Total Short Term Investments (cost $5,443)		5,442
Total Investments - 101.7% (cost $287,518)		328,380
Other Assets and Liabilities, Net - (1.7%)		(5,231)
Total Net Assets - 100.0%		$323,149

JNL/Mellon Capital Management Oil & Gas Sector Fund

COMMON STOCKS - 99.7%

ENERGY - 98.8%
Anadarko Petroleum Corp.	316	$24,740
Apache Corp.	243	24,396
Atwood Oceanics Inc. (c)	33	1,495
Baker Hughes Inc.	282	11,832
Berry Petroleum Co. - Class A	31	1,476
Bill Barrett Corp. (c) (d)	26	666
Bristow Group Inc.	22	1,028
Cabot Oil & Gas Corp. - Class A	120	3,755
Cameron International Corp. (c)	152	8,035
CARBO Ceramics Inc. (d)	12	1,249
Carrizo Oil & Gas Inc. (c)	22	614
Chesapeake Energy Corp.	394	9,131
Chevron Corp.	1,187	127,282
Cimarex Energy Co.	50	3,769
Cobalt International Energy Inc. (c)	95	2,852
Comstock Resources Inc. (c) (d)	32	504
Concho Resources Inc. (c)	63	6,422
ConocoPhillips	707	53,767
Continental Resources Inc. (c) (d)	34	2,908
Core Laboratories NV	27	3,560
CVR Energy Inc. (c)	52	1,380

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Denbury Resources Inc. (c)	232	4,235
Devon Energy Corp.	245	17,451
Diamond Offshore Drilling Inc.	38	2,527
Dresser-Rand Group Inc. (c)	47	2,187
Dril-Quip Inc. (c)	22	1,403
El Paso Corp.	496	14,649
EOG Resources Inc.	172	19,111
EQT Corp.	86	4,127
EXCO Resources Inc. (d)	91	605
Exterran Holdings Inc. (c)	44	586
Exxon Mobil Corp.	2,758	239,231
FMC Technologies Inc. (c)	150	7,563
Forest Oil Corp. (c)	69	833
Gulfport Energy Corp. (c)	23	681
Halliburton Co.	584	19,384
Helix Energy Solutions Group Inc. (c)	62	1,109
Helmerich & Payne Inc.	57	3,071
Hess Corp.	200	11,783
HollyFrontier Corp.	113	3,643
Key Energy Services Inc. (c)	85	1,321
Kinder Morgan Inc. (d)	66	2,535
Kodiak Oil & Gas Corp. (c) (d)	138	1,371
Lufkin Industries Inc. (d)	18	1,489
Marathon Oil Corp.	461	14,606
Marathon Petroleum Corp.	238	10,313
McDermott International Inc. (c)	137	1,758
McMoRan Exploration Co. (c) (d)	66	701
Murphy Oil Corp.	121	6,805
Nabors Industries Ltd. (c)	167	2,928
National Oilwell Varco Inc.	270	21,496
Newfield Exploration Co. (c)	78	2,711
Noble Corp.	163	6,126
Noble Energy Inc.	111	10,852
Oasis Petroleum Inc. (c)	42	1,288
Occidental Petroleum Corp.	471	44,897
Oceaneering International Inc.	63	3,417
Oil States International Inc. (c)	30	2,351
Parker Drilling Co. (c)	74	442
Patterson-UTI Energy Inc.	92	1,584
Pioneer Natural Resources Co.	72	8,087
Plains Exploration & Production Co. (c)	82	3,512
QEP Resources Inc.	103	3,130
Quicksilver Resources Inc. (c) (d)	80	402
Range Resources Corp.	101	5,860
Rosetta Resources Inc. (c)	32	1,536
Rowan Cos. Inc. (c)	74	2,440
SandRidge Energy Inc. (c) (d)	226	1,770
Schlumberger Ltd.	755	52,773
SEACOR Holdings Inc. (c)	12	1,178
SM Energy Co.	37	2,629
Southwestern Energy Co. (c)	216	6,621
Sunoco Inc.	71	2,693
Superior Energy Services Inc. (c)	107	2,819
Swift Energy Co. (c)	26	750
Tesoro Corp. (c)	84	2,262
Tetra Technologies Inc. (c)	53	503
Tidewater Inc.	31	1,670
Transocean Ltd.	200	10,918
Ultra Petroleum Corp. (c)	89	2,016
Unit Corp. (c)	29	1,235
Valero Energy Corp.	330	8,506
Weatherford International Ltd. (c)	468	7,060
Whiting Petroleum Corp. (c)	69	3,721
Williams Cos. Inc.	366	11,290
WPX Energy Inc. (c)	113	2,036
		931,448
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	18	1,296

INFORMATION TECHNOLOGY - 0.2%
First Solar Inc. (c) (d)	34	842
GT Advanced Technologies Inc. (c) (d)	83	684
		1,526
UTILITIES - 0.6%
Energen Corp.	43	2,097
OGE Energy Corp.	57	3,025
		5,122
Total Common Stocks (cost $853,121)		939,392

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.05% (a) (b)	3,085	3,085

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	11,818	11,818
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	129	126
		11,944
Total Short Term Investments (cost $15,033)		15,029
Total Investments - 101.3% (cost $868,154)		954,421
Other Assets and Liabilities, Net - (1.3%)		(12,033)
Total Net Assets - 100.0%		$942,388

JNL/Mellon Capital Management Technology Sector Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	21	$997

HEALTH CARE - 0.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	34	563
athenahealth Inc. (c) (d)	6	481
Cerner Corp. (c)	26	2,010
Quality Systems Inc. (d)	7	298
		3,352
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	34	597

INFORMATION TECHNOLOGY - 98.6%
ACI Worldwide Inc. (c)	7	289
Acme Packet Inc. (c) (d)	10	263
Adobe Systems Inc. (c)	91	3,107
ADTRAN Inc.	12	363
Advanced Micro Devices Inc. (c)	108	867
Advent Software Inc. (c)	5	135
Akamai Technologies Inc. (c)	33	1,219
Altera Corp.	59	2,367
Amdocs Ltd. (c)	33	1,050
Analog Devices Inc.	55	2,207
Ansys Inc. (c)	17	1,086
AOL Inc. (c) (d)	18	347
Apple Inc. (c)	157	93,844
Applied Materials Inc.	242	3,014

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
Ariba Inc. (c)	18	580
Arris Group Inc. (c)	22	254
Aruba Networks Inc. (c)	19	428
Aspen Technology Inc. (c)	17	343
Atmel Corp. (c)	79	776
ATMI Inc. (c)	6	140
Autodesk Inc. (c)	42	1,772
BMC Software Inc. (c)	31	1,258
Brightpoint Inc. (c)	11	87
Broadcom Corp. - Class A	89	3,492
Brocade Communications Systems Inc. (c)	81	465
CA Inc.	67	1,854
Cabot Microelectronics Corp.	4	152
CACI International Inc. - Class A (c)	5	288
Cadence Design Systems Inc. (c)	49	582
Cavium Inc. (c)	9	274
Check Point Software Technologies Ltd. (c)	31	1,981
Ciena Corp. (c)	18	292
Cisco Systems Inc.	990	20,933
Citrix Systems Inc. (c)	34	2,718
Cognizant Technology Solutions Corp. - Class A (c)	56	4,305
CommVault Systems Inc. (c)	7	359
Computer Sciences Corp.	28	848
Compuware Corp. (c)	39	357
Comtech Telecommunications Corp. (d)	4	137
Concur Technologies Inc. (c)	9	489
Corning Inc.	288	4,060
Cree Inc. (c) (d)	21	667
CSG Systems International Inc. (c)	6	87
Cymer Inc. (c)	5	244
Cypress Semiconductor Corp.	29	450
Dell Inc. (c)	292	4,843
Diebold Inc.	12	448
Digital River Inc. (c)	7	135
DST Systems Inc.	7	355
Earthlink Inc.	20	158
Electronics for Imaging Inc. (c)	8	139
EMC Corp. (c)	376	11,225
Emulex Corp. (c)	16	162
Equinix Inc. (c)	9	1,356
F5 Networks Inc. (c)	15	1,973
Fair Isaac Corp.	7	297
Fairchild Semiconductor International Inc. (c)	23	338
Finisar Corp. (c)	16	330
Fortinet Inc. (c)	22	604
Gartner Inc. - Class A (c)	16	691
Google Inc. - Class A (c)	44	27,936
Harmonic Inc. (c)	22	122
Harris Corp.	21	948
Hewlett-Packard Co.	366	8,721
Hittite Microwave Corp. (c)	5	280
IAC/InterActiveCorp.	13	625
Informatica Corp. (c)	19	1,016
Ingram Micro Inc. - Class A (c)	28	518
Insight Enterprises Inc. (c)	8	180
Integrated Device Technology Inc. (c)	25	180
Intel Corp.	836	23,506
InterDigital Inc. (d)	8	277
International Business Machines Corp.	190	39,690
International Rectifier Corp. (c)	13	292
Intersil Corp. - Class A	24	264
Intuit Inc.	50	3,009
j2 Global Inc. (d)	9	255
JDA Software Group Inc. (c)	7	200
JDS Uniphase Corp. (c)	42	604
Juniper Networks Inc. (c)	97	2,217
KLA-Tencor Corp.	31	1,688
Lam Research Corp. (c) (d)	22	989
Lexmark International Inc. - Class A	14	457
Linear Technology Corp.	39	1,326
LSI Corp. (c)	102	888
Marvell Technology Group Ltd. (c)	90	1,417
Maxim Integrated Products Inc.	54	1,558
MEMC Electronic Materials Inc. (c) (d)	42	152
Mentor Graphics Corp. (c)	17	246
Microchip Technology Inc. (d)	35	1,304
Micron Technology Inc. (c)	184	1,489
Micros Systems Inc. (c)	15	822
Microsemi Corp. (c)	16	338
Microsoft Corp.	1,262	40,699
Motorola Mobility Holdings Inc. (c)	54	2,120
Motorola Solutions Inc.	54	2,743
NCR Corp. (c)	29	621
NetApp Inc. (c)	67	2,980
Novellus Systems Inc. (c)	12	602
Nuance Communications Inc. (c)	42	1,083
Nvidia Corp. (c)	113	1,737
Omnivision Technologies Inc. (c)	10	205
ON Semiconductor Corp. (c)	81	727
Oracle Corp.	716	20,880
Parametric Technology Corp. (c)	21	600
Plantronics Inc.	8	329
PMC - Sierra Inc. (c)	43	308
Polycom Inc. (c)	32	612
Progress Software Corp. (c)	11	265
QLIK Technologies Inc. (c)	14	452
QLogic Corp. (c)	18	322
QUALCOMM Inc.	309	21,035
Quest Software Inc. (c)	11	249
Rackspace Hosting Inc. (c)	20	1,130
Rambus Inc. (c) (d)	18	116
Red Hat Inc. (c)	36	2,135
RF Micro Devices Inc. (c)	52	259
Riverbed Technology Inc. (c)	28	793
Rovi Corp. (c)	20	658
SAIC Inc. (c) (d)	63	830
Salesforce.com Inc. (c)	22	3,465
SanDisk Corp. (c)	44	2,169
Seagate Technology	75	2,010
Semtech Corp. (c)	12	349
Silicon Laboratories Inc. (c)	8	338
Skyworks Solutions Inc. (c)	34	945
SolarWinds Inc. (c)	10	393
Solera Holdings Inc.	13	586
Sonus Networks Inc. (c)	41	118
Symantec Corp. (c)	134	2,502
Synaptics Inc. (c) (d)	6	227
Synopsys Inc. (c)	27	815
Tech Data Corp. (c)	8	409
Tellabs Inc.	57	232
Teradata Corp. (c)	31	2,107
Teradyne Inc. (c)	34	570
Tessera Technologies Inc. (c)	10	169
Texas Instruments Inc.	211	7,075
TIBCO Software Inc. (c)	31	936
TriQuint Semiconductor Inc. (c)	30	206
Ultimate Software Group Inc. (c)	5	355
Unisys Corp. (c)	7	142
VeriFone Holdings Inc. (c)	20	1,013
VeriSign Inc.	29	1,107

See accompanying Notes to the Schedules of Investments.

	Shares/Par	Value
ViaSat Inc. (c)	8	381
VMware Inc. - Class A (c)	16	1,746
Websense Inc. (c)	7	157
Western Digital Corp. (c)	43	1,777
Xerox Corp.	255	2,057
Xilinx Inc.	48	1,762
Yahoo! Inc. (c)	217	3,304
		451,310
Total Common Stocks (cost $352,732)		456,256

SHORT TERM INVESTMENTS - 1.8%
Investment Companies - 0.4%
JNL Money Market Fund, 0.05% (a) (b)	1,915	1,915

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (b)	6,375	6,375
Securities Lending Liquidating Fund LLC, 0.42% (a) (b)	28	27
		6,402
Total Short Term Investments (cost $8,318)		8,317
Total Investments - 101.5% (cost $361,050)		464,573
Other Assets and Liabilities, Net - (1.5%)		(6,577)
Total Net Assets - 100.0%		$457,996

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2012.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.

Abbreviations:

ADR - American Depositary Receipt
EAFE — Europe Asia Far East
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor’s Depository Receipt

Security Valuation — Under the Trust’s valuation policy and procedures, the Funds’ Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuations, the Adviser regularly compares prior day prices, prices of comparable securities and sales prices to current day prices and challenges those prices exceeding certain tolerance levels with the pricing services or broker.  To substantiate Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$469,972	$—	$—	$469,972
Short Term Investments	478	—	—	478
Fund Total	$470,450	$—	$—	$470,450
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$266,857	$—	$—	$266,857
Short Term Investments	108	—	—	108
Fund Total	$266,965	$—	$—	$266,965
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$146,571	$273,480	$—	$420,051
Investment Companies	1,790	—	—	1,790
Short Term Investments	892	—	—	892
Fund Total	$149,253	$273,480	$—	$422,733
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$337,690	$—	$—	$337,690
Short Term Investments	4,274	—	—	4,274
Fund Total	$341,964	$—	$—	$341,964
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$809,410	$—	$—	$809,410
Short Term Investments	5,405	—	—	5,405
Fund Total	$814,815	$—	$—	$814,815
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$342,019	$—	$—	$342,019
Short Term Investments	12,662	—	—	12,662
Fund Total	$354,681	$—	$—	$354,681
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$608,523	$—	$—	$608,523
Short Term Investments	2,249	—	—	2,249
Fund Total	$610,772	$—	$—	$610,772
JNL/Mellon Capital Management 25 Fund
Common Stocks	$655,736	$—	$—	$655,736
Investment Companies	2,166	—	—	2,166
Short Term Investments	18,465	—	—	18,465
Fund Total	$676,367	$—	$—	$676,367
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$261,816	$—	$—	$261,816
Investment Companies	3,766	—	—	3,766
Short Term Investments	12,956	—	—	12,956
Fund Total	$278,538	$—	$—	$278,538
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$2,784,306	$473,319	$—	$3,257,625
Short Term Investments	174,981	—	—	174,981
Fund Total	$2,959,287	$473,319	$—	$3,432,606
JNL/Mellon Capital Management VIP Fund
Common Stocks	$223,780	$43,767	$—	$267,547
Short Term Investments	$5,938	$—	$—	$5,938
Fund Total	$229,718	$43,767	$—	$273,485

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$257,797	$127,826	$—	$385,623
Short Term Investments	12,406	—	—	12,406
Fund Total	$270,203	$127,826	$—	$398,029
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$541,234	$—	$—	$541,234
Short Term Investments	43,194	—	—	43,194
Fund Total	$584,428	$—	$—	$584,428
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$85,412	$—	$—	$85,412
Short Term Investments	20,682	—	—	20,682
Fund Total	$106,094	$—	$—	$106,094
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$61,037	$—	$—	$61,037
Short Term Investments	7,982	—	—	7,982
Fund Total	$69,019	$—	$—	$69,019
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$140,016	$—	$—	$140,016
Short Term Investments	8,218	—	—	8,218
Fund Total	$148,234	$—	$—	$148,234
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$215,951	$—	$—	$215,951
Short Term Investments	7,711	—	—	7,711
Fund Total	$223,662	$—	$—	$223,662
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$322,938	$—	$—	$322,938
Short Term Investments	5,442	—	—	5,442
Fund Total	$328,380	$—	$—	$328,380
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$939,392	$—	$—	$939,392
Short Term Investments	15,029	—	—	15,029
Fund Total	$954,421	$—	$—	$954,421
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$456,256	$—	$—	$456,256
Short Term Investments	8,317	—	—	8,317
Fund Total	$464,573	$—	$—	$464,573

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes material recurring transfers between Level 1 and Level 2 valuations during the period ended March 31, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$—	$149,693
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$—	$199,387
JNL/Mellon Capital Management VIP Fund
Common Stocks	$—	$24,610
JNL/Mellon Capital Management Optimized 5 Fund
Common Stocks	$—	$74,943

There were no significant transfers into or out of Level 3 during the period. There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2012.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates — During the period ended March 31, 2012, certain Funds invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at March 31, 2012.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management DowSM 10 Fund	$3,744	$—	$—
JNL/Mellon Capital Management S&P 10 Fund	218	103	—
JNL/Mellon Capital Management Global 15 Fund	227	—	—
JNL/Mellon Capital Management Nasdaq 25 Fund	1,720	426	—
JNL/Mellon Capital Management Value Line 30 Fund	1,849	4,893	—
JNL/Mellon Capital Management Dow Dividend Fund	4,009	1,433	—
JNL/Mellon Capital Management S&P 24 Fund	916	2,249	—
JNL/Mellon Capital Management 25 Fund	3,182	—	—
JNL/Mellon Capital Management Select Small-Cap Fund	318	—	—
JNL/Mellon Capital Management JNL 5 Fund	542	867	—
JNL/Mellon Capital Management VIP Fund	417	132	—
JNL/Mellon Capital Management S&P SMid 60 Fund	3,503	727	—
JNL/Mellon Capital Management NYSE International 25 Fund	113	227	—
JNL/Mellon Capital Management Communications Sector Fund	1,763	104	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	1,727	4,011	—
JNL/Mellon Capital Management Financial Sector Fund	628	1,699	—
JNL/Mellon Capital Management Healthcare Sector Fund	2,312	28	—
JNL/Mellon Capital Management Oil & Gas Sector Fund	9,506	3,085	—
JNL/Mellon Capital Management Technology Sector Fund	998	1,915	—

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The following table details the Fund’s long-term investment in this affiliate held at March 31, 2012.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Management Financial Sector Fund	Bank of New York Mellon Corp.	$2,076	$238	$—	$14	$—	$2,770

Income Tax Matters - As of March 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$293,061	$52,657	$(3,754)	$48,903
JNL/Mellon Capital Management Value Line 30 Fund	784,356	55,248	(24,789)	30,459
JNL/Mellon Capital Management Dow Dividend Fund	348,673	21,615	(15,607)	6,008
JNL/Mellon Capital Management S&P 24 Fund	558,244	61,835	(9,307)	52,528
JNL/Mellon Capital Management 25 Fund	665,974	14,674	(4,281)	10,393
JNL/Mellon Capital Management Select Small-Cap Fund	266,989	15,169	(3,620)	11,549
JNL/Mellon Capital Management JNL 5 Fund	3,111,660	406,863	(85,917)	320,946
JNL/Mellon Capital Management VIP Fund	260,260	30,835	(17,610)	13,225
JNL/Mellon Capital Management JNL Optimized 5 Fund	390,159	42,268	(34,398)	7,870
JNL/Mellon Capital Management S&P SMid 60 Fund	557,960	48,269	(21,801)	26,468
JNL/Mellon Capital Management NYSE International 25 Fund	120,973	4,113	(18,992)	(14,879)
JNL/Mellon Capital Management Communications Sector Fund	70,069	5,713	(6,763)	(1,050)
JNL/Mellon Capital Management Consumer Brands Sector Fund	132,191	20,496	(4,453)	16,043
JNL/Mellon Capital Management Financial Sector Fund	234,834	25,863	(37,035)	(11,172)
JNL/Mellon Capital Management Healthcare Sector Fund	309,824	29,442	(10,886)	18,556
JNL/Mellon Capital Management Oil & Gas Sector Fund	891,741	131,693	(69,013)	62,680
JNL/Mellon Capital Management Technology Sector Fund	373,511	110,093	(19,031)	91,062

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 25, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.